BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK LOANS

(a) Short-term bank loans

	December 31, 2025	December 31, 2024
Secured short-term loans (1)	$2,144,025	$1,780,948
Unsecured short-term loans (2)	1,542,269	-
Add: amounts due within one year under long-term loan contracts	319,031	305,775
Total short-term bank loans	$4,005,325	$2,086,723

(1)	Detailed information of secured short-term loan balances as of December 31, 2025 and 2024 were as follows:

SCHEDULE OF SECURED SHORT-TERM LOAN BALANCES
	December 31, 2025	December 31, 2024
Guaranteed by Guaranteed by Mr. Lin and IST HK	$1,429,350	$1,095,968
Guaranteed by Mr. Lin and Mr. Du Yong	714,675	684,980
Total	$2,144,025	$1,780,948

SCHEDULE OF LONG-TERM BANK LOANS

(b) Long-term bank loans

	December 31, 2025	December 31, 2024
Secured long-term loans	$6,052,583	$6,106,871
Less: amounts due within one year under long-term loan contracts	(319,031)	(305,775)
Total long-term bank loans	$5,733,552	$5,801,096

SCHEDULE OF SECURED LONG-TERM BANK LOAN BALANCES

Detailed information of secured long-term loan balances as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Guaranteed by ISIOT and Mr. Lin and Collateralized by real property of ISIOT, future rental income of ISIOT, patents of Biznest, and equity investment of IST HK	$1,066,296	$1,202,825
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,364,520	4,234,135
Guaranteed by Biznest, ISIOT, IST, and Mr. Lin and Collateralized by real property of ISIOT, office buildings of IST, patents of TNM, and future rental income of ISIOT	621,767	669,911
Total	$6,052,583	$6,106,871